Prepayments and Others and Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
(Reversal) Provision for doubtful accounts	¥ 11,688	$ 1,796	¥ 42,533	¥ 13,641
Prepaid Expenses and Other Current Assets [Member]
(Reversal) Provision for doubtful accounts	¥ 1,299	$ 200	¥ 4,337	¥ (453)